Financial assets at fair value through profit or loss (Details) - Financial assets measured at fair value through profit or loss (“FVTPL”) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Financial assets	$ 20,405,264	$ 17,537,608	$ 9,906,000
- Unlisted securities
Disclosure of financial assets [line items]
Financial assets	$ 20,405,264	$ 17,537,608